Income Tax (Details) - Schedule of net deferred tax amount - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Schedule of net deferred tax amount [Abstract]
Net operating loss carryover	$ 2,182,000	$ 1,343,000
Less: valuation allowance	(2,182,000)	(1,343,000)
Net deferred tax asset